UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Asset Management Company
Address: 385 E. Colorado Boulevard
         Pasadena, CA  91101

13F File Number:  28-10245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Ehrlich
Title:     Manager of Regulatory Affairs
Phone:     626-844-9407

Signature, Place, and Date of Signing:

     Kevin Ehrlich     Pasadena, CA     February 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $89,962 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES TR III                     PFD CV 6.75%     00808N202     4718   101200 SH       DEFINED 1              101200        0        0
AMERICAN TOWER CORP            CL A             029912201        1        1 SH       DEFINED 1                   1        0        0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205      186     4995 SH       DEFINED 1                4995        0        0
CIT GROUP INC                  COM NEW          125581801    11548   418261 SH       DEFINED 1              418261        0        0
DELTA AIR LINES INC DEL        COM NEW          247361702        1        4 SH       DEFINED 1                   4        0        0
E TRADE FINANCIAL CORP         NOTE 8/3         269246AZ7      355   210000 PRN      DEFINED 1              210000        0        0
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302    39871  2300698 SH       DEFINED 1             2300698        0        0
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7    31013 37936000 PRN      DEFINED 1            37936000        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158       53      500 SH       DEFINED 1                   0        0      500
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     1040  2000000 PRN      DEFINED 1             2000000        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508       79    13302 SH       DEFINED 1               13302        0        0
OMNICOM GROUP INC              NOTE 7/0         681919AT3      983  1000000 PRN      DEFINED 1             1000000        0        0
PNM RES INC                    COM              69349H107        3      210 SH       DEFINED 1                 210        0        0
POPULAR INC                    COM              733174106       77    36800 SH       DEFINED 1               36800        0        0
PORTLAND GEN ELEC CO           COM NEW          736508847        5      231 SH       DEFINED 1                 231        0        0
RRI ENERGY INC                 COM              74971X107       29     5015 SH       DEFINED 1                5015        0        0